Total
Virtus Duff & Phelps Clean Energy ETF
RISK/RETURN SUMMARY INFORMATION
INVESTMENT OBJECTIVE
Virtus Duff & Phelps Clean Energy ETF (the “Fund”) seeks capital appreciation.
FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). You may incur customary brokerage commissions, and may pay other fees to financial intermediaries, when buying or selling Shares of the Fund, which are not reflected in the table or example set forth below.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	Virtus Duff & Phelps Clean Energy ETF Virtus Duff & Phelps Clean Energy ETF
Management Fee	0.66%	[1]
Other Expenses	none
Total Annual Fund Operating Expenses	0.66%
Fee Waiver	(0.07%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	0.59%
[1]	The management fee is structured as a “unified fee,” out of which the Fund’s investment adviser, Virtus ETF Advisers LLC (the “Adviser”), pays all of the ordinary operating expenses of the Fund, except for the following expenses, each of which is paid by the Fund: the Fund’s management fee; payments under any 12b-1 plan; taxes and other governmental fees; brokerage fees, commissions and other transaction expenses; interest and other costs of borrowing; litigation or arbitration expenses; acquired fund fees and expenses; and extraordinary or other non-routine expenses of the Fund.
[2]	The Adviser has contractually agreed to waive a portion of the Fund’s management fee equal to 0.07% of the Fund’s average daily net assets through at least November 28, 2024, which will have the effect of reducing the Fund’s expenses (the “Fee Waiver Agreement”). While the Adviser or the Fund may discontinue the Fee Waiver Agreement after the contractual period, it may only be terminated during its term by either party upon written notice; provided that such termination shall require the approval of the Fund’s Board of Trustees.

Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels and that the Fee Waiver Agreement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Virtus Duff & Phelps Clean Energy ETF | Virtus Duff & Phelps Clean Energy ETF | USD ($)	60	204	361	816

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended July 31, 2023, the Fund’s portfolio turnover rate was 58% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY

Under normal market conditions, the Fund will invest not less than 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of clean energy companies. Duff & Phelps Investment Management Co., the Fund’s sub-adviser (the “Sub-Adviser”), defines clean energy companies as those that derive at least 50% of their value from one or more of the following clean energy businesses: (a) the production of clean energy (e.g., biofuel, biomass, hydroelectricity, solar energy, wind energy, and battery storage, among others); (b) the provision of clean energy technology and equipment; or (c) the transmission and distribution of clean energy. In determining whether a company derives at least 50% of its value from clean energy businesses, the Sub-Adviser evaluates the percentage of the company’s reported or estimated revenue, profits, assets and capital expenditures that are allocated to, or derived from, the clean energy business.

In seeking eligible investments, the Sub-Adviser starts by screening U.S. and non-U.S. markets, including emerging markets (i.e., those that are in the early stages of their economic development), for companies in the utilities, industrials, technology and energy sectors that are involved in clean energy. Companies are only considered for inclusion in the Fund’s portfolio if they are listed on an exchange and have a minimum float adjusted market capitalization of greater than U.S. $500 million. The Sub-Adviser then narrows the universe by focusing solely on companies involved in one or more of the three clean energy business segments discussed above (i.e., production of clean energy, provision of clean energy technology and equipment, and/or transmission and distribution of clean energy). Next, the Sub-Adviser sets eligibility requirements to avoid companies that may be in the right sectors or appear attractive but are not truly clean energy companies, as defined by the Sub-Adviser. In addition, no individual security comprises more than 10% of the total portfolio’s market value at the time of investment.

The Fund is an actively managed ETF and, thus, does not seek to replicate the performance of a specified index of securities. Instead, it uses an active investment strategy that seeks to meet its investment objective.

The Fund will concentrate its investments (i.e., invest more than 25% of its total assets) in companies in the clean energy industry. In addition, from time to time the Fund may focus its investments (i.e., invest more than 15% of its total assets) in one or more countries or geographic regions. As of September 30, 2023, the Fund focused its investments in the U.S. and Europe.

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can.

PRINCIPAL RISKS
PERFORMANCE INFORMATION

The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund from year to year and by showing how the Fund’s average annual returns for one year and since inception compared with a broad-based index and a style-specific index (one reflecting the market segments in which the Fund invests), in that order. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund may be obtained by calling the Fund at (888) 383-0553.

•During the period shown in the bar chart, the highest return for a calendar quarter was 5.01% (quarter ended 12/30/2022).

•During the period shown in the bar chart, the lowest return for a calendar quarter was (13.47)% (quarter ended 6/30/2022).

The Fund’s year-to-date return was (22.93)% as of September 29, 2023.

Average Annual Total Returns – (For the Periods Ended December 31, 2022)
Average Annual Total Returns - Virtus Duff & Phelps Clean Energy ETF	1 Year		Since Inception	[1]	Inception Date
Virtus Duff & Phelps Clean Energy ETF	(7.65%)		(8.58%)		Aug. 03, 2021
Virtus Duff & Phelps Clean Energy ETF | After Taxes on Distributions	(7.80%)	[2]	(8.69%)	[2]	Aug. 03, 2021
Virtus Duff & Phelps Clean Energy ETF | After Taxes on Distributions and Sales	(4.44%)	[2]	(6.51%)	[2]	Aug. 03, 2021
S&P Global Broad Market Index (reflects no deduction for fees, expenses or taxes)	(18.63%)		(11.59%)		Aug. 03, 2021
S&P Global Clean Energy Index (reflects no deduction for fees, expenses or taxes)	(5.00%)		(8.91%)		Aug. 03, 2021
[1]	The Fund commenced operations on August 3, 2021.
[2]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Shares at the end of the measurement period.

Virtus Duff & Phelps Clean Energy ETF | Risk Lose Money [Member]
An investment in the Fund is subject to investment risks; therefore, you may lose money by investing in the Fund.
Virtus Duff & Phelps Clean Energy ETF | Equity Securities Risk [Member]

Equity Securities Risk. The value of the equity securities held by the Fund may be negatively affected by the financial market, industries in which the Fund invests, or issuer-specific events. Focus on a particular style or in small or medium-sized companies may enhance that risk.

Virtus Duff & Phelps Clean Energy ETF | Clean Energy Industry Risk [Member]

Clean Energy Industry Risk. The risks of investing in the clean energy industry include the risks of focusing investments in the utilities, industrials, technology and energy sectors, and adverse developments in these sectors may significantly affect the value of the Shares. The clean energy industry is an emerging growth industry, and therefore securities of such companies may be more volatile and, historically, have been more volatile than securities of companies operating in other, more established, industries. In addition, certain methods used to value clean energy companies, particularly those that have not yet traded profitably, have not been in widespread use for a significant period of time. As a result, the use of these valuation methods may serve to further increase the volatility of the prices of clean energy company securities.

Virtus Duff & Phelps Clean Energy ETF | Concentration Risk [Member]
Concentration Risk. A fund concentrated in an industry or group of industries is likely to present more risks than a fund that is broadly diversified over several industries or groups of industries.
Virtus Duff & Phelps Clean Energy ETF | Limited Number of Holdings Risk [Member]

Limited Number of Holdings Risk. Because the Fund holds a more limited number of securities, each investment has a greater effect on the Fund’s overall performance and any change in the value of these securities could significantly affect the value of your investment in the Fund.

Virtus Duff & Phelps Clean Energy ETF | Risk Nondiversified Status [Member]

Non-Diversified Fund Risk. The Fund is considered non-diversified and may be more susceptible to factors negatively impacting its holdings to the extent the Fund invests more of its assets in the securities of fewer issuers than would a diversified fund.

Virtus Duff & Phelps Clean Energy ETF | Small and Medium Capitalization Companies Risk [Member]

Small and Medium Capitalization Companies Risk. Small and medium-sized companies often have narrower markets, fewer products or services to offer, and more limited managerial and financial resources than larger, more established companies. As a result, the performance of small and medium-sized companies may be more volatile, and they may face a greater risk of business failure, which could increase the volatility and risk of loss to the Fund.

Virtus Duff & Phelps Clean Energy ETF | Foreign Securities Risk [Member]

Foreign Securities Risk. Investing in foreign securities subjects the Fund to additional risks such as increased volatility; currency fluctuations; less liquidity; less publicly available information about the foreign investment; and political, regulatory, economic, and market risk.

Virtus Duff & Phelps Clean Energy ETF | Emerging Markets Investments Risk [Member]

Emerging Markets Investments Risk. Emerging markets securities may be more volatile, or more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.

Virtus Duff & Phelps Clean Energy ETF | Country/Geographic Region Risk [Member]

Country/Geographic Region Risk. To the extent that the Fund invests a significant portion of its assets in a specific geographic region or a particular country, it is more likely to be impacted by events or conditions affecting that country or region.

Virtus Duff & Phelps Clean Energy ETF | Issuer Risk [Member]

Issuer Risk. The performance of the Fund depends on the performance of the issuers of the individual securities in which Fund invests. Poor performance by any issuer may cause the value of its securities, and the value of the Shares, to decline.

Virtus Duff & Phelps Clean Energy ETF | Market Risk [Member]

Market Risk. The value of the securities in the Fund may go up or down (sometimes significantly) in response to the prospects of individual companies and/or general economic conditions, including local, regional or global events.

Virtus Duff & Phelps Clean Energy ETF | Management Risk [Member]
Management Risk. The Sub-Adviser’s judgments about the attractiveness and potential appreciation of a security or other asset may prove to be inaccurate and may not produce the desired results.
Virtus Duff & Phelps Clean Energy ETF | ETF Risks [Member]
ETF Risks. The Fund is an ETF and, as a result of this structure, is exposed to the following risks, among others:
Virtus Duff & Phelps Clean Energy ETF | Authorized Participant Risk [Member]

• Authorized Participant Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants, none of which are obligated to engage in creation or redemption transactions. To the extent these Authorized Participants exit the business or are unable or unwilling to process creation and/or redemption orders (either because of valuation difficulties or for other reasons), and no other Authorized Participant is able or willing to step forward to process creation and/or redemption orders, in either of these cases, Shares of the Fund may trade at a discount to NAV and possibly face delisting.

Virtus Duff & Phelps Clean Energy ETF | Costs of Buying or Selling Shares [Member]

• Costs of Buying or Selling Shares.  Due to the costs of buying or selling Shares, including brokerage commissions and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Virtus Duff & Phelps Clean Energy ETF | Fluctuation of NAV; Unit Premiums and Discounts [Member]

• Fluctuation of NAV; Unit Premiums and Discounts. The NAV of the Shares will generally fluctuate with changes in the market value of the Fund’s securities holdings, and the Fund cannot be predicted whether Shares will trade below, at or above their NAV. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

Virtus Duff & Phelps Clean Energy ETF | Small Fund Risk [Member]

Small Fund Risk. The Fund may experience low trading volume and wide bid/ask spreads, and may be delisted if it does not meet certain conditions of the Exchange, which could negatively impact the value of the Fund.

Virtus Newfleet ABS/MBS ETF
RISK/RETURN SUMMARY INFORMATION
INVESTMENT OBJECTIVE
Virtus Newfleet ABS/MBS ETF (the “Fund”) seeks income.
FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”).You may incur customary brokerage commissions, and may pay other fees to financial intermediaries, when buying or selling Shares of the Fund, which are not reflected in the table or example set forth below.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	Virtus Newfleet ABS/MBS ETF Virtus Newfleet ABS/MBS ETF
Management Fee	0.49%	[1]
Other Expenses	none
Total Annual Fund Operating Expenses	0.49%
Fee Waiver	(0.10%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	0.39%
[1]	The management fee is structured as a “unified fee,” out of which the Fund’s investment adviser, Virtus ETF Advisers LLC (the “Adviser”), pays all of the ordinary operating expenses of the Fund, except for the following expenses, each of which is paid by the Fund: the Fund’s management fee; payments under any 12b-1 plan; taxes and other governmental fees; brokerage fees, commissions and other transaction expenses; interest and other costs of borrowing; litigation or arbitration expenses; acquired fund fees and expenses; and extraordinary or other non-routine expenses of the Fund.
[2]	The Adviser has contractually agreed to waive a portion of the Fund’s management fee equal to 0.10% of the Fund’s average daily net assets through at least November 28, 2024, which will have the effect of reducing the Fund’s expenses (the “Fee Waiver Agreement”). While the Adviser or the Fund may discontinue the Fee Waiver Agreement after the contractual period, it may only be terminated during its term by either party upon written notice; provided that such termination shall require the approval of the Fund’s Board of Trustees.

Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels and that the Fee Waiver Agreement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Virtus Newfleet ABS/MBS ETF | Virtus Newfleet ABS/MBS ETF | USD ($)	40	147	264	606

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. The Fund’s portfolio turnover for the fiscal year ended July 31, 2023 was 42% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY

Newfleet Asset Management (“Newfleet”), a division of Virtus Fixed Income Advisers, LLC, the Fund’s sub-adviser, seeks to achieve the Fund’s investment objective by investing in asset-backed securities (“ABS”) and mortgage-backed securities (“MBS”), including commercial MBS and residential MBS. ABS and MBS may be issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or issued by non-government entities, such as commercial banks or other private lenders.

The Fund is an actively managed ETF and, thus, does not seek to replicate the performance of a specified index of securities. Instead, it uses an active investment strategy that seeks to meet its investment objective.

Under normal market conditions, the Fund will invest not less than 80% of its net assets (plus the amount of any borrowings for investment purposes) in investment grade tranches of ABS and MBS, and in derivatives and other instruments that have economic characteristics similar to such investments. The Fund may use derivatives, such as credit default swaps, to increase or hedge (decrease) investment exposure to various fixed income sectors and instruments.

The Fund will invest exclusively in debt tranches of ABS and MBS. The types of ABS in which the Fund may invest include those backed by auto loans, timeshare receivables, consumer loans, equipment leases, rentals, whole business securitizations, credit card receivables, and student loans, as well as other types of ABS that Newfleet determines are appropriate for investment. There is no limitation on the maturity of the Fund’s debt investments. The ABS and MBS in which the Fund invests are generally purchased pursuant to Rule 144A under the Securities Act of 1933 and are therefore subject to certain resale restrictions.

The Fund will invest more than 25% of its total assets in MBS, which shall include all types of agency and non-agency MBS. In addition, from time to time the Fund may focus its investments (i.e., invest more than 15% of its total assets) in one or more particular sectors. As of July 31, 2023, the Fund focused its investments in the financial and real estate sectors.

PRINCIPAL RISKS
PERFORMANCE INFORMATION

The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund from year to year and by showing how the Fund’s average annual returns for one year and since inception compared with a broad-based index and a style-specific index (one reflecting the market segments in which the Fund invests), in that order. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund may be obtained by calling the Fund at (888) 383-0553.

• During the period shown in the bar chart, the highest return for a calendar quarter was 0.17% (quarter ended 12/30/2022).

• During the period shown in the bar chart, the lowest return for a calendar quarter was (2.49)% (quarter ended 3/31/2022).

The Fund’s year-to-date return was 4.98% as of September 29, 2023.

Average Annual Total Returns – (For the Periods Ended December 31, 2022)
Average Annual Total Returns - Virtus Newfleet ABS/MBS ETF	1 Year		Since Inception	[1]	Inception Date
Virtus Newfleet ABS/MBS ETF	(5.19%)		(2.57%)		Feb. 09, 2021
Virtus Newfleet ABS/MBS ETF | After Taxes on Distributions	(6.12%)	[2]	(3.38%)	[2]	Feb. 09, 2021
Virtus Newfleet ABS/MBS ETF | After Taxes on Distributions and Sales	(3.07%)	[2]	(2.28%)	[2]	Feb. 09, 2021
Bloomberg Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	(13.01%)		(7.40%)		Feb. 09, 2021
ICE BofA 1-3 Year A-BBB US Corporate Index (reflects no deduction for fees, expenses or taxes)	(4.11%)		(2.27%)		Feb. 09, 2021
[1]	The Fund commenced operations on February 9, 2021.
[2]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Shares at the end of the measurement period.

Virtus Newfleet ABS/MBS ETF | Risk Lose Money [Member]
An investment in the Fund is subject to investment risks; therefore, you may lose money by investing in the Fund.
Virtus Newfleet ABS/MBS ETF | Issuer Risk [Member]

Issuer Risk. The performance of the Fund depends on the performance of the issuers of the individual securities in which Fund invests. Poor performance by any issuer may cause the value of its securities, and the value of the Shares, to decline.

Virtus Newfleet ABS/MBS ETF | Market Risk [Member]

Market Risk. The value of the securities in the Fund may go up or down (sometimes significantly) in response to the prospects of individual companies and/or general economic conditions including local, regional or global events.

Virtus Newfleet ABS/MBS ETF | Management Risk [Member]
Management Risk. Newfleet’s judgments about the attractiveness and potential appreciation of a security or other asset may prove to be inaccurate and may not produce the desired results.
Virtus Newfleet ABS/MBS ETF | ETF Risks [Member]
ETF Risks. The Fund is an ETF and, as a result of this structure, is exposed to the following risks, among others:
Virtus Newfleet ABS/MBS ETF | Authorized Participant Risk [Member]

• Authorized Participant Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants, none of which are obligated to engage in creation or redemption transactions. To the extent these Authorized Participants exit the business or are unable or unwilling to process creation and/or redemption orders (either because of valuation difficulties or for other reasons), and no other Authorized Participant is able or willing to step forward to process creation and/or redemption orders, in either of these cases, Shares of the Fund may trade at a discount to NAV and possibly face delisting.

Virtus Newfleet ABS/MBS ETF | Costs of Buying or Selling Shares [Member]

• Costs of Buying or Selling Shares.  Due to the costs of buying or selling Shares, including brokerage commissions and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Virtus Newfleet ABS/MBS ETF | Fluctuation of NAV; Unit Premiums and Discounts [Member]

• Fluctuation of NAV; Unit Premiums and Discounts. The NAV of the Shares will generally fluctuate with changes in the market value of the Fund’s securities holdings, and the Fund cannot be predicted whether Shares will trade below, at or above their NAV. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

Virtus Newfleet ABS/MBS ETF | Small Fund Risk [Member]

Small Fund Risk. The Fund may experience low trading volume and wide bid/ask spreads, and may be delisted if it does not meet certain conditions of the Exchange, which could negatively impact the value of the Fund.

Virtus Newfleet ABS/MBS ETF | MBS and ABS Risks [Member]

MBS and ABS Risks. Changes in interest rates may cause both extension and prepayment risks for MBS and ABS. These securities are also subject to risks associated with the non-repayment of underlying collateral, including losses to the Fund.

Virtus Newfleet ABS/MBS ETF | Rule 144A Securities Risk [Member]

Rule 144A Securities Risk. Investing in Rule 144A securities may reduce the liquidity of the Fund’s investments, and the Fund may be unable to sell the security at the desired time or price, if at all.

Virtus Newfleet ABS/MBS ETF | Debt Securities Risks [Member]

Debt Securities Risks. Debt securities are subject to credit risk, interest rate risk, liquidity risk, maturity risk, yield curve risk and prepayment risk. These risks could affect the value of investments in which the Fund invests, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Virtus Newfleet ABS/MBS ETF | Credit Risk [Member]

• Credit Risk. If the issuer of a debt instrument fails to pay interest or principal in a timely manner, or negative perceptions exist in the market of the issuer’s ability to make such payments, the price of the security may decline.

Virtus Newfleet ABS/MBS ETF | Interest Rate Risk [Member]

• Interest Rate Risk. The values of fixed income securities may rise or fall in response to changes in interest rates, and this risk may be enhanced for securities with longer maturities. Adjustable rate instruments also react to interest rate changes in a similar manner, although generally to a lesser degree (depending, however, on the characteristics of the reset terms, including the index chosen, frequency of reset and reset caps or floors, among other factors).

Virtus Newfleet ABS/MBS ETF | Liquidity Risk [Member]

• Liquidity Risk. Debt securities may be difficult to sell at an advantageous time or price due to limited market demand (resulting from a downgrade, a decline in price, or adverse conditions within the relevant market).

Virtus Newfleet ABS/MBS ETF | Maturity Risk [Member]
• Maturity Risk. The value of debt securities is dependent on their maturity. Generally, the longer the maturity of a debt security, the greater its sensitivity to changes in interest rates.
Virtus Newfleet ABS/MBS ETF | Yield Curve Risk [Member]

• Yield Curve Risk. If the yield curve flattens, then the yield spread between long-and short-term interest rates narrows and the price of debt investments will change. If the yield curve steepens, then the spread between the long and short-term interest rates increases, which means long-term debt investments prices decrease relative to short-term debt investments prices.

Virtus Newfleet ABS/MBS ETF | Prepayment Risk [Member]

• Prepayment Risk. Issuers may prepay or call their fixed rate obligations when interest rates fall, forcing the Fund to reinvest in obligations with lower interest rates and the Fund may not benefit fully from the increase in value that other fixed income investments experience when interest rates decline.

Virtus Newfleet ABS/MBS ETF | Income Risk [Member]

Income Risk. Income received from the Fund may vary widely over the short- and long-term and/or be less than anticipated if the proceeds from maturing securities in the Fund are reinvested in lower-yielding securities.

Virtus Newfleet ABS/MBS ETF | Derivatives Risk [Member]

Derivatives Risk. Derivatives may include, among other things, futures, options, forwards and swap agreements and may be used in order to hedge portfolio risks, create leverage or attempt to increase returns. Investments in derivatives may result in increased volatility and the Fund may incur a loss greater than its principal investment.

Virtus Newfleet ABS/MBS ETF | Sector Focus Risk [Member]

Sector Focus Risk. To the extent the Fund focuses its investments in one or more sectors, this may make the Fund particularly susceptible to adverse economic, political or regulatory occurrences and changes affecting companies in those sectors. As the Fund’s investments in a sector increase, so does the potential for fluctuation in the net asset value (“NAV”) of the Fund.

Virtus Newfleet ABS/MBS ETF | Cash Transactions Risk [Member]

• Cash Transactions Risk.  The Fund expects to generally effect its creations and redemptions entirely for cash, rather than for in-kind securities. Accordingly, investments in Shares may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind.

Virtus Newfleet Short Duration High Yield Bond ETF
RISK/RETURN SUMMARY INFORMATION
INVESTMENT OBJECTIVE
Virtus Newfleet Short Duration High Yield Bond ETF (Ticker: VSHY) (the “Fund”) seeks to provide a high level of current income and, secondarily, capital appreciation.
FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). You may incur customary brokerage commissions, and may pay other fees to financial intermediaries, when buying or selling Shares of the Fund, which are not reflected in the table or example set forth below.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	Virtus Newfleet Short Duration High Yield Bond ETF Virtus Newfleet Short Duration High Yield Bond ETF
Management Fee	0.39%	[1]
Other Expenses	none	[2]
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.40%	[3]
[1]	The management fee is structured as a “unified fee,” out of which the Fund’s investment adviser, Virtus ETF Advisers LLC (the “Adviser”), pays all of the ordinary operating expenses of the Fund, except for the following expenses, each of which is paid by the Fund: the Fund’s management fee; payments under any 12b-1 plan; taxes and other governmental fees; brokerage fees, commissions and other transaction expenses; interest and other costs of borrowing; litigation or arbitration expenses; acquired fund fees and expenses; and extraordinary or other non-routine expenses of the Fund.
[2]	“Other Expenses” have been restated to reflect current fees.
[3]	The Total Annual Fund Operating Expenses may not correlate to the ratio of expenses to average net assets as reported in the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Virtus Newfleet Short Duration High Yield Bond ETF | Virtus Newfleet Short Duration High Yield Bond ETF | USD ($)	41	128	224	505

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended July 31, 2023, the Fund’s portfolio turnover rate was 46% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY

The Fund is intended for investors seeking diversification and the potential rewards associated with investing in high yield bonds (also known as “junk bonds”). High yield bonds are those that are rated below investment grade. Newfleet Asset Management (“Newfleet”), a division of Virtus Fixed Income Advisers, LLC, the Fund’s sub-adviser, attempts to maintain a duration for the Fund’s portfolio of one to three years.

Under normal market conditions, the Fund will invest not less than 80% of its net assets (plus the amount of any borrowings for investment purposes) in a diversified portfolio of high yield bonds and other debt securities. The Fund may also invest a portion of its assets in floating rate bank loans. The Fund invests primarily in U.S. securities but may invest in foreign securities including those in emerging markets (i.e., those that are in the early stages of their economic development). The Fund may use credit default swaps to increase or hedge (decrease) investment exposure to various fixed income sectors and instruments.

The Fund is an actively managed ETF and, thus, does not seek to replicate the performance of a specified index of securities. Instead, it uses an active investment strategy that seeks to meet its investment objective.

The Fund may seek to implement its investment strategy through investments in U.S. listed ETFs that are substantially invested in high yield bonds. In addition, from time to time the Fund may focus its investments (i.e., invest more than 15% of its total assets) in one or more particular sectors. As of July 31, 2023, the Fund focused its investments in the energy and consumer discretionary sectors.

The Fund may also invest a portion of its assets in securities that are restricted as to resale (e.g., Rule 144A securities). In attempting to meet its investment objective, the Fund may engage in active and frequent trading of portfolio securities.

PRINCIPAL RISKS
PERFORMANCE INFORMATION

The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund from year to year and by showing how the Fund’s average annual returns for one year five years and since inception compared with a broad-based index and a style-specific index (one reflecting the market segments in which the Fund invests), in that order. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund may be obtained by calling the Fund at (888) 383-0553.

•During the periods shown in the bar chart, the highest return for a calendar quarter was 5.95% (quarter ended 12/31/20).

•During the periods shown in the bar chart, the lowest return for a calendar quarter was (10.10)% (quarter ended 6/30/2022).

The Fund’s year-to-date return was 6.50% as of September 29, 2023.

Average Annual Total Returns – (For the Periods Ended December 31, 2022)
Average Annual Total Returns - Virtus Newfleet Short Duration High Yield Bond ETF	1 Year		5 Years		Since Inception	[1]	Inception Date
Virtus Newfleet Short Duration High Yield Bond ETF	(10.13%)		1.31%		1.75%		Dec. 05, 2016
Virtus Newfleet Short Duration High Yield Bond ETF | After Taxes on Distributions	(12.43%)	[2]	(0.81%)	[2]	(0.30%)	[2]	Dec. 05, 2016
Virtus Newfleet Short Duration High Yield Bond ETF | After Taxes on Distributions and Sales	(5.98%)	[2]	0.14%	[2]	0.49%	[2]	Dec. 05, 2016
Bloomberg Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	(13.01%)		0.02%		0.63%		Dec. 05, 2016
ICE BofA 1-3 Year A-BBB US Corporate Index (reflects no deduction for fees, expenses or taxes)	(3.07%)	[3]	3.05%	[3]	3.22%	[3]	Dec. 05, 2016
Bloomberg U.S. High Yield 2% Issuer Capped Bond Index (reflects no deduction for fees, expenses or taxes)	(11.18%)	[3]	2.30%	[3]	3.37%	[3]	Dec. 05, 2016
[1]	The Fund commenced operations on December 5, 2016.
[2]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Shares at the end of the measurement period.
[3]	The Fund has changed its benchmark to the ICE BofA 1-3 BB US Cash Pay High Yield Index to more closely align with its principal investment strategy, which targets a short duration of one to three years.

Virtus Newfleet Short Duration High Yield Bond ETF | Risk Lose Money [Member]
An investment in the Fund is subject to investment risks; therefore, you may lose money by investing in the Fund.
Virtus Newfleet Short Duration High Yield Bond ETF | Foreign Securities Risk [Member]

Foreign Securities Risk. Investing in loans and securities of foreign issuers subjects the Fund to additional risks such as increased volatility; currency fluctuations; less liquidity; less publicly available information about the foreign investment; and political, regulatory, economic, and market risk.

Virtus Newfleet Short Duration High Yield Bond ETF | Emerging Markets Investments Risk [Member]

Emerging Markets Investments Risk. Emerging markets securities may be more volatile, or more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.

Virtus Newfleet Short Duration High Yield Bond ETF | Market Risk [Member]

Market Risk. The value of the securities in the Fund may go up or down (sometimes significantly) in response to the prospects of individual companies and/or general economic conditions, including local, regional or global events.

Virtus Newfleet Short Duration High Yield Bond ETF | Management Risk [Member]
Management Risk. Newfleet’s judgments about the attractiveness and potential appreciation of a security or other asset may prove to be inaccurate and may not produce the desired results.
Virtus Newfleet Short Duration High Yield Bond ETF | ETF Risks [Member]
ETF Risks. The Fund is an ETF and, as a result of this structure, is exposed to the following risks, among others:
Virtus Newfleet Short Duration High Yield Bond ETF | Authorized Participant Risk [Member]

• Authorized Participant Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants, none of which are obligated to engage in creation or redemption transactions. To the extent these Authorized Participants exit the business or are unable or unwilling to process creation and/or redemption orders (either because of valuation difficulties or for other reasons), and no other Authorized Participant is able or willing to step forward to process creation and/or redemption orders, in either of these cases, Shares of the Fund may trade at a discount to NAV and possibly face delisting.

Virtus Newfleet Short Duration High Yield Bond ETF | Costs of Buying or Selling Shares [Member]

• Costs of Buying or Selling Shares.  Due to the costs of buying or selling Shares, including brokerage commissions and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Virtus Newfleet Short Duration High Yield Bond ETF | Fluctuation of NAV; Unit Premiums and Discounts [Member]

• Fluctuation of NAV; Unit Premiums and Discounts. The NAV of the Shares will generally fluctuate with changes in the market value of the Fund’s securities holdings, and the Fund cannot be predicted whether Shares will trade below, at or above their NAV. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

Virtus Newfleet Short Duration High Yield Bond ETF | Small Fund Risk [Member]

Small Fund Risk. The Fund may experience low trading volume and wide bid/ask spreads, and may be delisted if it does not meet certain conditions of the Exchange, which could negatively impact the value of the Fund.

Virtus Newfleet Short Duration High Yield Bond ETF | Debt Securities Risks [Member]

Debt Securities Risks. Debt securities are subject to credit risk, interest rate risk, liquidity risk, maturity risk, yield curve risk and prepayment risk. These risks could affect the value of investments in which the Fund invests, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Virtus Newfleet Short Duration High Yield Bond ETF | Credit Risk [Member]

• Credit Risk. If the issuer of a debt instrument fails to pay interest or principal in a timely manner, or negative perceptions exist in the market of the issuer’s ability to make such payments, the price of the security may decline.

Virtus Newfleet Short Duration High Yield Bond ETF | Interest Rate Risk [Member]

• Interest Rate Risk. The values of fixed income securities may rise or fall in response to changes in interest rates, and this risk may be enhanced for securities with longer maturities. Adjustable rate instruments also react to interest rate changes in a similar manner, although generally to a lesser degree (depending, however, on the characteristics of the reset terms, including the index chosen, frequency of reset and reset caps or floors, among other factors).

Virtus Newfleet Short Duration High Yield Bond ETF | Liquidity Risk [Member]

• Liquidity Risk. Debt securities may be difficult to sell at an advantageous time or price due to limited market demand (resulting from a downgrade, a decline in price, or adverse conditions within the relevant market).

Virtus Newfleet Short Duration High Yield Bond ETF | Maturity Risk [Member]
• Maturity Risk. The value of debt securities is dependent on their maturity. Generally, the longer the maturity of a debt security, the greater its sensitivity to changes in interest rates.
Virtus Newfleet Short Duration High Yield Bond ETF | Yield Curve Risk [Member]

•Yield Curve Risk. If the yield curve flattens, then the yield spread between long-and short-term interest rates narrows and the price of debt investments will change. If the yield curve steepens, then the spread between the long and short-term interest rates increases, which means long-term debt investments prices decrease relative to short-term debt investments prices.

Virtus Newfleet Short Duration High Yield Bond ETF | Prepayment Risk [Member]

• Prepayment Risk. Issuers may prepay or call their fixed rate obligations when interest rates fall, forcing the Fund to reinvest in obligations with lower interest rates and the Fund may not benefit fully from the increase in value that other fixed income investments experience when interest rates decline.

Virtus Newfleet Short Duration High Yield Bond ETF | Income Risk [Member]

Income Risk. Income received from the Fund may vary widely over the short- and long-term and/or be less than anticipated if the proceeds from maturing securities in the Fund are reinvested in lower-yielding securities.

Virtus Newfleet Short Duration High Yield Bond ETF | Derivatives Risk [Member]

Derivatives Risk. Derivatives may include, among other things, futures, options, forwards and swap agreements and may be used in order to hedge portfolio risks, create leverage or attempt to increase returns. Investments in derivatives may result in increased volatility and the Fund may incur a loss greater than its principal investment.

Virtus Newfleet Short Duration High Yield Bond ETF | Sector Focus Risk [Member]

Sector Focus Risk. To the extent the Fund focuses its investments in one or more sectors, this may make the Fund particularly susceptible to adverse economic, political or regulatory occurrences and changes affecting companies in those sectors. As the Fund’s investments in a sector increase, so does the potential for fluctuation in the net asset value (“NAV”) of the Fund.

Virtus Newfleet Short Duration High Yield Bond ETF | Cash Transactions Risk [Member]

•Cash Transactions Risk.  The Fund expects to generally effect its creations and redemptions entirely for cash, rather than for in-kind securities. Accordingly, investments in Shares may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind.

Virtus Newfleet Short Duration High Yield Bond ETF | Junk Bonds or High Yield Securities Risk [Member]
Junk Bonds or High Yield Securities Risk. There is a greater risk of issuer default, less liquidity, and increased price volatility related to high-yield securities than investment grade securities.
Virtus Newfleet Short Duration High Yield Bond ETF | Illiquid and Restricted Securities Risk [Member]

Illiquid and Restricted Securities Risk. Certain loans and securities in which the Fund invests may be difficult to sell at a time and price beneficial to the Fund, for example due to low trading volumes or legal restrictions.

Virtus Newfleet Short Duration High Yield Bond ETF | Risks Related to Portfolio Turnover [Member]

Risks Related to Portfolio Turnover. The Fund’s principal investment strategies may result in a consistently high portfolio turnover rate. See the “Portfolio Turnover” section above for more information about the impact that portfolio turnover can have on your investment.

Virtus Newfleet Short Duration High Yield Bond ETF | Sovereign Debt Risk [Member]

Sovereign Debt Risk. The issuer of sovereign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and the Fund may have limited recourse in the event of a default against the defaulting government.

Virtus Newfleet Short Duration High Yield Bond ETF | Loan Risk [Member]

Loan Risk. In addition to the risks typically associated with high-yield/high-risk fixed income securities, the loans in which the Fund invests may be unsecured or not fully collateralized, may be subject to restrictions on resale, may be less liquid and may trade infrequently on the secondary market. Loans settle on a delayed basis; thus, sale proceeds may not be available to meet redemptions for a substantial period of time after the sale of the loan.

Virtus Newfleet Short Duration High Yield Bond ETF | Covenant Lite Loans Risk [Member]

Covenant Lite Loans Risk. The lack of financial maintenance covenants in covenant lite loans increases the risk that the Fund will experience difficulty or delays in enforcing its rights on its holdings of such loans, which may result in losses, especially during a downturn in the credit cycle.

Virtus Newfleet Short Duration High Yield Bond ETF | Risks of Investing in Underlying ETFs [Member]

Risks of Investing in Underlying ETFs. In addition to the risks associated with the underlying assets held by an ETF, the Fund’s investments in other ETFs are subject to the following additional risks: (1) an ETF’s shares may trade above or below its NAV; (2) an active trading market for the ETF’s shares may not develop or be maintained; (3) trading an ETF’s shares may be halted by the listing exchange; (4) a passively managed ETF may not track the performance of the reference asset; and (5) a passively managed ETF may hold troubled securities or other investments.

Virtus Seix Senior Loan ETF
RISK/RETURN SUMMARY INFORMATION
INVESTMENT OBJECTIVE
The Virtus Seix Senior Loan ETF (Ticker: SEIX) (the “Fund”) seeks to provide a high level of current income.
FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). You may incur customary brokerage commissions, and may pay other fees to financial intermediaries, when buying or selling Shares of the Fund, which are not reflected in the table or example set forth below.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	Virtus Seix Senior Loan ETF Virtus Seix Senior Loan ETF
Management Fee	0.57%	[1]
Other Expenses (Includes Interest Expense and Line of Credit Fees)	0.06%
Total Annual Fund Operating Expenses	0.63%
Fee Waiver	(0.01%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	0.62%
[1]	The management fee is structured as a “unified fee,” out of which the Fund’s investment adviser, Virtus ETF Advisers LLC (the “Adviser”), pays all of the ordinary operating expenses of the Fund, except for the following expenses, each of which is paid by the Fund: the Fund’s management fee; payments under any 12b-1 plan; taxes and other governmental fees; brokerage fees, commissions and other transaction expenses; interest and other costs of borrowing; litigation or arbitration expenses; acquired fund fees and expenses; and extraordinary or other non-routine expenses of the Fund.
[2]	The Adviser has contractually agreed to waive a portion of the Fund’s management fee equal to 0.01% of the Fund’s average daily net assets through at least November 28, 2024, which will have the effect of reducing the Fund’s expenses (the “Fee Waiver Agreement”). While the Adviser or the Fund may discontinue the Fee Waiver Agreement after the contractual period, it may only be terminated during its term by either party upon written notice; provided that such termination shall require the approval of the Fund’s Board of Trustees.

Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels and that the Fee Waiver Agreement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Virtus Seix Senior Loan ETF | Virtus Seix Senior Loan ETF | USD ($)	63	201	350	785

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended July 31, 2023, the Fund’s portfolio turnover rate was 364% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing, under normal market circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in a combination of first- and second-lien senior floating rate loans. These loans are made by banks and other large financial institutions to various companies and are senior in the borrowing companies’ capital structure.

Coupon rates are generally floating, not fixed, and are tied to a benchmark lending rate, such as the London Interbank Offered Rate (“LIBOR”), the Secured Overnight Financing Rate (“SOFR”) or the prime rate, or are set at a specified floor, whichever is higher. In selecting investments for the Fund, Seix Investment Advisors (“Seix”), a division of Virtus Fixed Income Advisers, LLC, the Fund’s sub-adviser, will emphasize loans rated below investment grade or unrated loans that Seix believes are of comparable quality.

Although loan investments are generally subject to certain restrictive covenants in favor of the investor, many of the loans in which the Fund will invest may be issued or offered as “covenant lite” loans, which have no financial maintenance covenants. Although covenant lite loans contain no financial maintenance covenants, information necessary to monitor a borrower’s financial performance may be available without covenants to lenders and the public alike, and can be used to detect such early warning signs as deterioration of a borrower’s financial condition or results. When such information is available, the portfolio managers will seek to take appropriate actions without the help of covenants in the loans.

The Fund may also invest in any combination of (i) junior debt securities or securities with a lien on collateral that is lower than a senior claim on collateral, and (ii) debt securities that are rated below investment grade (sometimes referred to as “junk bonds”) by Moody’s Investors Service, Inc. (“Moody’s”) and S&P Global Ratings (“S&P”) or in comparable unrated securities as determined by Seix, such as high yield fixed-rate bonds. The Fund may also invest a portion of its assets in securities that are restricted as to resale (e.g., Rule 144A securities).

The Fund may invest up to 20% of its total assets in senior loans made to non-U.S. borrowers, including those located in emerging markets countries (i.e., those that are in the early stages of their economic development), although the Fund intends to invest in only U.S. dollar- denominated loans. There are no limits on the Fund’s average-weighted maturity or on the remaining maturities of individual securities in which the Fund may invest.

Some types of senior loans in which the Fund may invest require that an open loan for a specific amount be continually offered to a borrower. These types of senior loans are commonly referred to as revolvers. Because revolvers contractually obligate the lender (and therefore those with an interest in the loan) to fund the revolving portion of the loan at the borrower’s discretion, the Fund must have assets sufficient to cover its contractual obligation. Therefore, the Fund will maintain, on a daily basis, high-quality, liquid assets in an amount at least equal in value to its contractual obligation to fulfill the revolving senior loan. The Fund will not encumber any assets that are otherwise encumbered. The Fund will limit its investments in revolvers to no more than 10% of the Fund’s total assets.

In addition, to implement its investment strategy, the Fund may buy or sell derivative instruments (such as swaps, including credit default swaps, futures, credit linked notes, and options) to gain exposure to an asset class or a particular issuer, or to hedge or adjust its exposure to other risks, such as interest rate or credit risk. The Fund may count the value of certain derivative instruments with economic characteristics similar to senior floating rate loans towards its 80% policy discussed above.

In order to meet short-term liquidity needs, the Fund employs a variety of techniques, such as investing in highly liquid fixed income securities and holding a portion of its assets in cash. Although not a principal investment strategy, the Fund may, under certain market conditions, borrow from banks an amount up to 33 1/3% of its total assets (including the amount borrowed) for investment purposes, to raise cash to meet its obligations, and for temporary, extraordinary or emergency purposes.

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can. In attempting to meet its investment objective, the Fund may engage in active and frequent trading of portfolio securities.

In addition, from time to time the Fund may focus its investments (i.e., invest more than 15% of its total assets) in one or more particular sectors. As of July 31, 2023, the Fund focused its investments in the consumer cyclical and communications sectors.

PRINCIPAL RISKS
PERFORMANCE INFORMATION

The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund from year to year and by showing how the Fund’s average annual returns for one year and since inception compared with a broad-based index and a style-specific index (one reflecting the market segments in which the Fund invests), in that order. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund may be obtained by calling the Fund at (888) 383-0553.

•During the periods shown in the bar chart, the highest return for a calendar quarter was 6.81% (quarter ended 6/30/2020).

•During the periods shown in the bar chart, the lowest return for a calendar quarter was (8.21)% (quarter ended 3/31/2020).

The Fund’s year-to-date return was 9.12% as of September 29, 2023.

Average Annual Total Returns – (For the Periods Ended December 31, 2022)
Average Annual Total Returns - Virtus Seix Senior Loan ETF	1 Year		Since Inception	[1]	Inception Date
Virtus Seix Senior Loan ETF	(1.90%)		2.81%		Apr. 24, 2019
Virtus Seix Senior Loan ETF | After Taxes on Distributions	(4.13%)	[2]	0.84%	[2]	Apr. 24, 2019
Virtus Seix Senior Loan ETF | After Taxes on Distributions and Sales	(1.14%)	[2]	1.31%	[2]	Apr. 24, 2019
Bloomberg Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	(13.01%)		(0.72%)		Apr. 24, 2019
Credit Suisse Leveraged Loan Index (reflects no deduction for fees, expenses or taxes)	(1.06%)		2.67%		Apr. 24, 2019
[1]	The Fund commenced operations on April 24, 2019.
[2]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Shares at the end of the measurement period.

Virtus Seix Senior Loan ETF | Risk Lose Money [Member]
An investment in the Fund is subject to investment risks; therefore, you may lose money by investing in the Fund.
Virtus Seix Senior Loan ETF | Risk Nondiversified Status [Member]

Non-Diversified Fund Risk. The Fund is considered non-diversified and may be more susceptible to factors negatively impacting its holdings to the extent the Fund invests more of its assets in the securities of fewer issuers than would a diversified fund.

Virtus Seix Senior Loan ETF | Market Risk [Member]

Market Risk. The value of the securities in the Fund may go up or down (sometimes significantly) in response to the prospects of individual companies and/or general economic conditions, including local, regional or global events.

Virtus Seix Senior Loan ETF | Management Risk [Member]
Management Risk. Seix’s judgments about the attractiveness and potential appreciation of a security or other asset may prove to be inaccurate and may not produce the desired results.
Virtus Seix Senior Loan ETF | ETF Risks [Member]
ETF Risks. The Fund is an ETF and, as a result of this structure, is exposed to the following risks, among others:
Virtus Seix Senior Loan ETF | Authorized Participant Risk [Member]

• Authorized Participant Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants, none of which are obligated to engage in creation or redemption transactions. To the extent these Authorized Participants exit the business or are unable or unwilling to process creation and/or redemption orders (either because of valuation difficulties or for other reasons), and no other Authorized Participant is able or willing to step forward to process creation and/or redemption orders, in either of these cases, Shares of the Fund may trade at a discount to NAV and possibly face delisting.

Virtus Seix Senior Loan ETF | Costs of Buying or Selling Shares [Member]

• Costs of Buying or Selling Shares.  Due to the costs of buying or selling Shares, including brokerage commissions and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Virtus Seix Senior Loan ETF | Fluctuation of NAV; Unit Premiums and Discounts [Member]

• Fluctuation of NAV; Unit Premiums and Discounts. The NAV of the Shares will generally fluctuate with changes in the market value of the Fund’s securities holdings, and the Fund cannot be predicted whether Shares will trade below, at or above their NAV. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

Virtus Seix Senior Loan ETF | Debt Securities Risks [Member]

Debt Securities Risks. Debt securities are subject to credit risk, interest rate risk, liquidity risk, maturity risk, yield curve risk and prepayment risk. These risks could affect the value of investments in which the Fund invests, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Virtus Seix Senior Loan ETF | Credit Risk [Member]

•Credit Risk. If the issuer of a debt instrument fails to pay interest or principal in a timely manner, or negative perceptions exist in the market of the issuer’s ability to make such payments, the price of the security may decline.

Virtus Seix Senior Loan ETF | Interest Rate Risk [Member]

•Interest Rate Risk. The values of fixed income securities may rise or fall in response to changes in interest rates, and this risk may be enhanced for securities with longer maturities. Adjustable rate instruments also react to interest rate changes in a similar manner, although generally to a lesser degree (depending, however, on the characteristics of the reset terms, including the index chosen, frequency of reset and reset caps or floors, among other factors).

Virtus Seix Senior Loan ETF | Liquidity Risk [Member]

•Liquidity Risk. Debt securities may be difficult to sell at an advantageous time or price due to limited market demand (resulting from a downgrade, a decline in price, or adverse conditions within the relevant market).

Virtus Seix Senior Loan ETF | Maturity Risk [Member]
•Maturity Risk. The value of debt securities is dependent on their maturity. Generally, the longer the maturity of a debt security, the greater its sensitivity to changes in interest rates.
Virtus Seix Senior Loan ETF | Yield Curve Risk [Member]

• Yield Curve Risk. If the yield curve flattens, then the yield spread between long-and short-term interest rates narrows and the price of debt investments will change. If the yield curve steepens, then the spread between the long and short-term interest rates increases, which means long-term debt investments prices decrease relative to short-term debt investments prices.

Virtus Seix Senior Loan ETF | Prepayment Risk [Member]

•Prepayment Risk. Issuers may prepay or call their fixed rate obligations when interest rates fall, forcing the Fund to reinvest in obligations with lower interest rates and the Fund may not benefit fully from the increase in value that other fixed income investments experience when interest rates decline.

Virtus Seix Senior Loan ETF | Income Risk [Member]

Income Risk. Income received from the Fund may vary widely over the short- and long-term and/or be less than anticipated if the proceeds from maturing securities in the Fund are reinvested in lower-yielding securities.

Virtus Seix Senior Loan ETF | Derivatives Risk [Member]

Derivatives Risk. Derivatives may include, among other things, futures, options, forwards and swap agreements and may be used in order to hedge portfolio risks, create leverage or attempt to increase returns. Investments in derivatives may result in increased volatility and the Fund may incur a loss greater than its principal investment.

Virtus Seix Senior Loan ETF | Sector Focus Risk [Member]

Sector Focus Risk. To the extent the Fund focuses its investments in one or more sectors, this may make the Fund particularly susceptible to adverse economic, political or regulatory occurrences and changes affecting companies in those sectors. As the Fund’s investments in a sector increase, so does the potential for fluctuation in the net asset value (“NAV”) of the Fund.

Virtus Seix Senior Loan ETF | Cash Transactions Risk [Member]

•Cash Transactions Risk.  The Fund expects to generally effect its creations and redemptions entirely for cash, rather than for in-kind securities. Accordingly, investments in Shares may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind.

Virtus Seix Senior Loan ETF | Junk Bonds or High Yield Securities Risk [Member]
Junk Bonds or High Yield Securities Risk. There is a greater risk of issuer default, less liquidity, and increased price volatility related to high-yield securities than investment grade securities.
Virtus Seix Senior Loan ETF | Risks Related to Portfolio Turnover [Member]

Risks Related to Portfolio Turnover. The Fund’s principal investment strategies may result in a consistently high portfolio turnover rate. See the “Portfolio Turnover” section above for more information about the impact that portfolio turnover can have on your investment.

Virtus Seix Senior Loan ETF | Covenant Lite Loans Risk [Member]

Covenant Lite Loans Risk. The lack of financial maintenance covenants in covenant lite loans increases the risk that the Fund will experience difficulty or delays in enforcing its rights on its holdings of such loans, which may result in losses, especially during a downturn in the credit cycle.

Virtus Seix Senior Loan ETF | Senior Loan Risk [Member]

Senior Loan Risk. The risks of investing in senior loans are similar to the risks of investing in junk bonds, although the senior loans in which the Fund invests are typically senior and secured, whereas junk bonds often are subordinated and unsecured. In addition, investments in senior loans may be subject to restrictions on resale, may be less liquid and may trade infrequently on the secondary market. Senior loans settle on a delayed basis; thus, sale proceeds may not be available to meet redemptions for a substantial period of time after the sale of the loan.

Virtus Seix Senior Loan ETF | Unrated Debt Securities Risk [Member]

Unrated Debt Securities Risk. If Seix is unable to accurately assess the quality of an unrated debt security, there is a risk that the Fund could invest in a security with greater risk than intended, or that the liquidity of unrated debt securities in which the Fund invests could be hindered, making it difficult for the Fund to sell them.

Virtus Seix Senior Loan ETF | Illiquid and Restricted Investments Risk [Member]

Illiquid and Restricted Investments Risk. Certain loans and securities in which the Fund invests may be difficult to sell at a time and price beneficial to the Fund, for example due to low trading volumes or legal restrictions.

Virtus Seix Senior Loan ETF | Foreign Investments Risk [Member]

Foreign Investments Risk. Investing in loans and securities of foreign issuers subjects the Fund to additional risks such as increased volatility; currency fluctuations; less liquidity; less publicly available information about the foreign investment; and political, regulatory, economic, and market risk.

Virtus Seix Senior Loan ETF | Revolvers Risk [Member]
Revolvers Risk. Revolvers expose the lender (and therefore those with an interest in the revolvers, such as the Fund) to credit, interest rate and liquidity risks.
Virtus Seix Senior Loan ETF | Leverage Risk [Member]

Leverage Risk. Leverage can magnify the Fund’s gains and losses and therefore increase its volatility. The Fund cannot guarantee that the use of leverage will produce increased income or a higher return on an investment. The use of leverage may result in the Fund having to liquidate holdings when it may not be advantageous to do so in order to satisfy its obligations.

Virtus Seix Senior Loan ETF | Large Shareholder Risk [Member]

Large Shareholder Risk. One or more large shareholders or groups of shareholders, such as an Authorized Participant, a lead market maker or another entity, may redeem their holdings in the Fund, resulting in an adverse impact on remaining shareholders in the Fund by causing the Fund to take actions it would not otherwise have taken.

Virtus Terranova U.S. Quality Momentum ETF
RISK/RETURN SUMMARY INFORMATION
INVESTMENT OBJECTIVE

Virtus Terranova U.S. Quality Momentum ETF (the “Fund”) seeks investment results that correspond, before fees and expenses, to the price and yield performance of the Terranova U.S. Quality Momentum Index (the “Underlying Index”).

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). You may incur customary brokerage commissions, and may pay other fees to financial intermediaries, when buying or selling Shares of the Fund, which are not reflected in the table or example set forth below.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	Virtus Terranova U.S. Quality Momentum ETF Virtus Terranova U.S. Quality Momentum ETF
Management Fee	0.29%	[1]
Other Expenses	none
Total Annual Fund Operating Expenses	0.29%
[1]	The management fee is structured as a “unified fee,” out of which the Fund’s investment adviser pays all of the ordinary operating expenses of the Fund, except for the following expenses, each of which is paid by the Fund: the Fund’s management fee; payments under any 12b-1 plan; taxes and other governmental fees; brokerage fees, commissions and other transaction expenses; interest and other costs of borrowing; litigation or arbitration expenses; acquired fund fees and expenses; and extraordinary or other non-routine expenses of the Fund.

Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Virtus Terranova U.S. Quality Momentum ETF | Virtus Terranova U.S. Quality Momentum ETF | USD ($)	30	93	163	368

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. The Fund’s portfolio turnover for the fiscal year ended July 31, 2023 was 121% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY

Under normal market conditions, the Fund will invest not less than 80% of its assets in component securities of the Underlying Index. The Underlying Index is designed to track the performance of quality large-capitalization companies listed in the United States, as determined by Indxx, LLC (“Indxx”), the index provider of the Underlying Index. Indxx is not affiliated with the Fund or the Fund’s investment adviser, Virtus ETF Advisers LLC (the “Adviser”). The Underlying Index includes common stock and American depositary receipts (“ADRs”).

The 500 largest U.S. securities by market capitalization, as determined by Indxx, are eligible for inclusion in the Underlying Index. Eligible securities are then screened and ranked based on a momentum and quality score. Momentum refers to a security’s tendency to exhibit persistence in its relative performance, and quality refers to companies that exhibit strong fundamentals. The momentum score is calculated based on an issuer’s last twelve months’ total return. The quality score is calculated based on the following three quality factors:

•return on equity (calculated as the issuer’s net income divided by average shareholder equity);

•debt to equity (calculated as the issuer’s total liabilities divided by total shareholder equity); and

•sales growth rate (calculated as the issuer’s annualized sales growth rate over the past three years).

The 250 securities with the highest calculated momentum score will form the selection universe for the Underlying Index. Each security is then ranked within each of the three quality factors (return on equity, debt to equity, and sales growth rate) and given a composite score based on its cumulative rank. The 125 securities with the lowest composite scores (i.e., the highest composite rankings) will form the components of the Underlying Index.

Securities within the Underlying Index are equally weighted at each rebalance and reconstitution. The Underlying Index is rebalanced and reconstituted quarterly. The Fund is reconstituted and rebalanced in accordance with the Underlying Index.

Under normal market conditions, the Fund will invest not less than 80% of its net assets (plus the amount of any borrowings for investment purposes) in U.S. securities. The Fund considers a security to be a “U.S. security” if: (i) its issuer is organized under the laws of, or maintains a principal place of business in, the U.S.; (ii) its principal trading market is in the U.S.; or (iii) its issuer, during its most recent fiscal year, derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in the U.S., or has at least 50% of its assets in the U.S.

The Fund will not seek to “beat” the performance of the Underlying Index and will not seek temporary defensive measures when markets decline or appear overvalued. Instead, the Fund uses a “passive” or indexing investment approach to try to approximate the investment performance of the Underlying Index by investing in a portfolio of securities that generally replicates the Underlying Index; however, there may be times when the Fund does not hold every security in the Underlying Index. The Adviser expects that, over time, the correlation between the Fund’s performance before fees and expenses and that of the Underlying Index will be 95% or better. A figure of 100% would indicate perfect correlation.

The Fund will concentrate its investments (i.e., hold more than 25% of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of July 31, 2023, the Underlying Index was not concentrated in any particular sector.

PRINCIPAL RISKS
PERFORMANCE INFORMATION

The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund from year to year and by showing how the Fund’s average annual returns for one year and since inception compared with a broad-based index and the index the Fund seeks to track, in that order. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund may be obtained by calling the Fund at (888) 383-0553.

•During the period shown in the bar chart, the highest return for a calendar quarter was 12.21% (quarter ended 12/31/2021).

•During the period shown in the bar chart, the lowest return for a calendar quarter was (15.94)% (quarter ended 6/30/2022).

The Fund’s year-to-date return was 4.20% as of September 29, 2023.

Average Annual Total Returns – (For the Periods Ended December 31, 2022)
Average Annual Total Returns - Virtus Terranova U.S. Quality Momentum ETF	1 Year		Since Inception	[1]	Inception Date
Virtus Terranova U.S. Quality Momentum ETF	(17.90%)		4.26%		Nov. 17, 2020
Virtus Terranova U.S. Quality Momentum ETF | After Taxes on Distributions	(18.15%)	[2]	4.06%	[2]	Nov. 17, 2020
Virtus Terranova U.S. Quality Momentum ETF | After Taxes on Distributions and Sales	(10.43%)	[2]	3.27%	[2]	Nov. 17, 2020
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	(18.11%)		4.55%		Nov. 17, 2020
Terranova US Quality Momentum Index (reflects no deduction for fees, expenses or taxes)	(17.69%)		4.66%		Nov. 17, 2020
[1]	The Fund commenced operations on November 17, 2020.
[2]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Shares at the end of the measurement period.

Virtus Terranova U.S. Quality Momentum ETF | Risk Lose Money [Member]
An investment in the Fund is subject to investment risks; therefore, you may lose money by investing in the Fund.
Virtus Terranova U.S. Quality Momentum ETF | Equity Securities Risk [Member]

Equity Securities Risk. The value of the equity securities held by the Fund may be negatively affected by the financial market, industries in which the Fund invests, or issuer-specific events. Focus on a particular style or in small or medium-sized companies may enhance that risk.

Virtus Terranova U.S. Quality Momentum ETF | Concentration Risk [Member]

Concentration Risk. A fund concentrated in an industry or group of industries is likely to present more risks than a fund that is broadly diversified over several industries or groups of industries. Compared to the broad market, an individual industry may be more strongly affected by changes in the economic climate, broad market shifts, moves in a particular dominant stock or regulatory changes.

Virtus Terranova U.S. Quality Momentum ETF | Issuer Risk [Member]

Issuer Risk. The performance of the Fund depends on the performance of the issuers of the individual securities in which Fund invests. Poor performance by any issuer may cause the value of its securities, and the value of the Shares, to decline.

Virtus Terranova U.S. Quality Momentum ETF | Market Risk [Member]

Market Risk. The value of the securities in the Fund may go up or down (sometimes significantly) in response to the prospects of individual companies and/or general economic conditions, including local, regional or global events.

Virtus Terranova U.S. Quality Momentum ETF | ETF Risks [Member]
ETF Risks. The Fund is an ETF and, as a result of this structure, is exposed to the following risks, among others:
Virtus Terranova U.S. Quality Momentum ETF | Authorized Participant Risk [Member]

• Authorized Participant Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants, none of which are obligated to engage in creation or redemption transactions. To the extent these Authorized Participants exit the business or are unable or unwilling to process creation and/or redemption orders (either because of valuation difficulties or for other reasons), and no other Authorized Participant is able or willing to step forward to process creation and/or redemption orders, in either of these cases, Shares of the Fund may trade at a discount to NAV and possibly face delisting.

Virtus Terranova U.S. Quality Momentum ETF | Costs of Buying or Selling Shares [Member]

• Costs of Buying or Selling Shares.  Due to the costs of buying or selling Shares, including brokerage commissions and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Virtus Terranova U.S. Quality Momentum ETF | Fluctuation of NAV; Unit Premiums and Discounts [Member]

• Fluctuation of NAV; Unit Premiums and Discounts. The NAV of the Shares will generally fluctuate with changes in the market value of the Fund’s securities holdings, and the Fund cannot be predicted whether Shares will trade below, at or above their NAV. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

Virtus Terranova U.S. Quality Momentum ETF | Momentum Factor Investing Risk [Member]

Momentum Factor Investing Risk. Investing based on a momentum factor is subject to the risk that the selected securities may be more volatile than the market as a whole, and the Fund may experience significant losses if momentum stops, reverses or otherwise behaves differently than predicted. In addition, there may be periods when the momentum style of investing is out of favor and therefore, the investment performance of the Fund may suffer.

Virtus Terranova U.S. Quality Momentum ETF | Depositary Receipts Risk [Member]
Depositary Receipts Risk. Investments in foreign companies through depositary receipts may expose the Fund to the same risks as direct investments in securities of foreign issuers.
Virtus Terranova U.S. Quality Momentum ETF | Passive Strategy/Index Risk [Member]

Passive Strategy/Index Risk. The Fund may hold constituent securities of the Underlying Index regardless of the current or projected performance of a specific security or the relevant sector as a whole, which could cause the Fund’s returns to be lower than if the Fund employed an active strategy. Unless the Underlying Index allocates significant portions of its assets to cash and cash equivalents during times of adverse market or economic conditions, the Fund may be subject to a higher level of market risk during such times than other funds.

Virtus Terranova U.S. Quality Momentum ETF | Index Tracking Risk [Member]

Index Tracking Risk. The Fund’s return may not match or achieve a high degree of correlation with the returns of the Underlying Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies.

Virtus Terranova U.S. Quality Momentum ETF | Quality Factor Investing Risk [Member]

Quality Factor Investing Risk. Investing based on a quality factor is subject to the risk that the past performance of these companies’ securities does not continue or that the returns on a quality style of investing are less than returns on other styles of investing or the overall stock market.

Virtus Terranova U.S. Quality Momentum ETF | Calculation Methodology [Member]

Calculation Methodology. The Underlying Index relies on various sources of information to assess the criteria of issuers included in the Underlying Index, including information that may be based on assumptions and estimates. The Fund, the Adviser, and Indxx cannot offer assurances that the Underlying Index’s calculation methodology or sources of information will provide an accurate assessment of included issuers.